Securities, Amortized Cost and Fair Value of Securities Held-to-maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	$ 9,226	$ 10,294
Gross Unrealized Gains	32	200
Gross Unrecognized Losses	(798)	(44)
Estimated Fair Value	8,460	10,450
Unrealized Losses and Other-than-temporary Impairment [Abstract]
Holding of securities issued	0	18,500
Proceeds from sale of debt securities	10,963	47,666
Loss on sale of securities	(1,537)	(1,066)
Debt securities	126,318	123,742
Other than temporary impairment losses	0	0
Obligations of States and Political Subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	9,225	10,292
Gross Unrealized Gains	32	200
Gross Unrecognized Losses	(798)	(44)
Estimated Fair Value	8,459	10,448
Agency Mortgage-backed Securities, Residential [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	1	2
Gross Unrealized Gains	0	0
Gross Unrecognized Losses	0	0
Estimated Fair Value	$ 1	$ 2